Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense for 2018 and 2017 consisted of the following:

	2018	2017
	(Dollars in thousands)
Current tax expense:
Federal	$6,593	$7,126
State	1,726	1,093
	8,319	8,219
Deferred tax expense	58	4,170
Income tax expense	$8,377	$12,389

The components of the net deferred tax asset at December 31, 2018 and 2017 were as follows:

	2018	2017
	(Dollars in thousands)
Deferred tax assets:
Allowance for loan losses	$4,611	$4,102
Supplemental Executive Retirement Plan ("SERP")	1,321	1,216
OREO writedowns	1,191	1,359
Nonaccrued interest	296	686
Non-qualified stock options	39	26
Write-down on partnership investment	132	120
Unrealized loss	197	50
Accrued bonus	—	3
	7,787	7,562
Valuation allowance	(132)	(120)
Deferred tax liabilities:
Depreciation	(54)	(173)
Partnership income	(28)	(19)
Deferred loan costs	(1,062)	(830)
Net deferred tax asset	$6,511	$6,420

A reconciliation of the Company’s effective income tax rate with the statutory federal rate for 2018 and 2017 is as follows:

	2018	2017
	(Dollars in thousands)
At Federal statutory rate	$7,017	$8,480
Adjustments resulting from:
State income taxes, net of Federal tax benefit	1,530	852
Non-controlling interest	(45)	11
Tax exempt income	(12)	(34)
BOLI	(129)	(228)
Stock compensation	(3)	(18)
Nondeductible expenses	—	3
Tax credit	—	—
Increase in valuation reserve	—	—
Impact of Federal Tax Reform	—	3,204
Other	19	119
	$8,377	$12,389

Management has evaluated the Company’s tax positions and concluded that the Company has taken no uncertain tax positions that require adjustments to the financial statements. With few exceptions, the Company is no longer subject to income tax examinations by the U.S. federal or local tax authorities for years before 2015, and by the State of New Jersey for years before 2014. The Company recorded a valuation allowance relating to the write down of a partnership investment. Management has concluded that these capital losses will not be realizable once incurred.

The Company recorded income tax expense of $8.4 million on income before taxes of $33.4 million on for the year ended December 31, 2018, resulting in an effective tax rate of 25.1%, compared to income tax expense of $12.4 million on income before taxes of $24.2 million for the same period of 2017, resulting in an effective tax rate of 51.1%.